OFF-BALANCE SHEET RISK (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Undisbursed Commitments [Member]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 53,875
Letters Of Credit [Member]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 1,366